Financial Instruments - Summary of Significant Exchange Rates Applied (Detail) - $ / ₨	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Foreign Exchange Rates [Abstract]
Average exchange rate per unit	0.0134	0.0135
Reporting date rate per unit	0.0132	0.0136